EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

15. EQUITY

Ordinary shares

The Company was incorporated in the Cayman Islands on October 8, 2024 as an investment holding company with authorized share capital of US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each. One ordinary share was issued on October 8, 2024. The authorized share capital was changed to 500,000,000 ordinary shares of par value US$0.0001 each and the one issued share was sub-divided into 10 ordinary shares on October 18, 2024. The Company completed a reorganization on October 24, 2024 following which Vigorous and Sereno came under the control of the Company. 32,500,000 ordinary shares of par value US$0.0001 each was in issue on October 24, 2024.

On September 17, 2025, the Company closed its IPO of 2,990,000 ordinary shares, par value $0.0001 per ordinary share at the price of US$4.0 each, totalling US$11,960,000. All these shares rank pari-passu with the existing shares in all respect. Upon completion of the IPO, the Company had 35,490,000 Ordinary Shares and issued and outstanding.